Summary of Significant Accounting Policies - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative Asset Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	derivative instruments liabilities and assets
Derivative asset	$ 995	$ 652